Schedule of Other Unsecured Loans (Details) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Senior Subordinated Promissory Note [Member]
Short-term Debt [Line Items]
Repayments of Debt	$ 20
Senior Subordinated Promissory Note One [Member]
Short-term Debt [Line Items]
Debt yield return percentage	11.00%
Senior Subordinated Promissory Note Two [Member]
Short-term Debt [Line Items]
Debt yield return percentage	10.00%